Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Line Items]
Lessee, lease term description	12 months
Lease buildings | Bottom Of Range
Leases [Line Items]
Lessee, lease terms	2 years
Lease buildings | Top of Range
Leases [Line Items]
Lessee, lease terms	10 years
Leasehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0